Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,837,487.72
Total Fee Amount	1,910.96
Total Offset Amount	1,910.96
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A